FINANCE RECEIVABLES, NET (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
FINANCE RECEIVABLES, NET
Gross receivables	$ 137,617	$ 216,648
Unearned income	(6,717)	(13,083)
Subtotal	130,900	203,565
Provision for credit loss	(13,247)	(6,040)
Finance receivables, net	117,653	197,525
Less: finance receivables, net - current	(70,801)	(100,564)
Finance receivables, net - non-current	$ 46,852	$ 96,961